Shareholder Fees	Apr. 24, 2026 USD ($)
T. Rowe Price Intermediate Tax-Free High Yield Fund - Investor Class
Prospectus [Line Items]
Maximum Account Fee	$ 20	[1]
T. Rowe Price Intermediate Tax-Free High Yield Fund - I Class
Prospectus [Line Items]
Maximum Account Fee	$ 0

[1]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.